SHARE BASED COMPENSATION - Restricted Share Units ("RSUs") (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Weighted-Average Grant-Date Fair Value
Total share based compensation	$ 4,062,600	$ 34,204,761	$ 349,700
Service-based RSUs
Number of Units
Beginning balance	10,800,000
Granted	18,319,012
Exercised	(2,162,032)
Ending balance	26,956,980	10,800,000
Weighted-Average Grant-Date Fair Value
Beginning balance	$ 0.33
Granted	0.35
Exercised	0.47
Ending balance	$ 0.36	$ 0.33
Total share based compensation	$ 1,685,646	$ 324,565	4,497
Total unrecognized share based compensation expense	$ 7,803,087
Weighted average period expected to be recognized for unrecognized share based compensation expense	3 years 3 months 18 days
Performance-based RSUs
Number of Units
Granted	1,700,000
Exercised	(250,000)
Ending balance	1,450,000
Weighted-Average Grant-Date Fair Value
Granted	$ 0.40
Exercised	0.48
Ending balance	$ 0.38
Total share based compensation	$ 137,818	$ 0	$ 0
Total unrecognized share based compensation expense	$ 511,464
Weighted average period expected to be recognized for unrecognized share based compensation expense	3 years 8 months 12 days